ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.                          ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31
	2011	2012
Accrued salaries and welfare expenses	3,729	2,928
Accrued professional fees	1,481	1,109
Payables to intellectual property suppliers	298	144
Payables to other suppliers	1,672	9,532
Payables to employees	87	29
Other accrued expenses	1,066	1,008
	8,333	14,750